Commitments and Contingencies	12 Months Ended
Jul. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies

23. Commitments and Contingencies

COMMITMENTS

The Company has certain contractual financial obligations related to service agreements, purchase agreements, rental agreements and construction contracts.

Some of these contracts have optional renewal terms that the Company may exercise at its option. The annual minimum payments payable under these obligations over the next five years is as follows:

2020	$93,647
2021	7,332
2022	5,804
2023	5,259
2024	4,970
Thereafter	75,218
$192,230

Inclusive of the commitments balance is $99,652 related to the Belleville Complex Inc 20-year anchor tenant agreement ending September 7, 2038 (Note 17) and additional lease commitments amounting to $2,089.

The following table summarizes the Company’s proportionate share of the annual minimum payments and commitments held by its investment in associate and joint ventures.

2020	$26,962
2021	1,794
2022	26
2023	26
2024	27
$28,835

Letter of Credit

On June 28, 2018, the Company executed a letter of credit with a Canadian credit union as required under an agreement with a public utility provider entitling the Company up to a maximum limit of $3,141 subject to certain operational requirements. The letter of credit has a one-year expiry from the date of issuance with an autorenewal feature and was still in effect as at July 31, 2019. The credit facility is secured by a guaranteed investment certificate (“GIC”). As at July 31, 2019, the letter of credit has not been drawn upon (July 31, 2018 – $Nil) and is in compliance with the specified requirements.

Surety Bond

On June 28, 2018, the Company entered into an indemnity agreement to obtain a commercial surety bond with a North American insurance provider entitling the Company up to a maximum of $2,000. The bond bears a premium at 0.1% annually. The Company obtained the surety bond as required under the Canada Revenue Agency’s excise tax laws for the transporting of commercial goods throughout Canada.

CONTINGENCIES

The Company may be, from time to time, subject to various administrative and other legal proceedings arising in the ordinary course of business. Contingent liabilities associated with legal proceedings are recorded when a liability is probable, and the contingent liability can be reasonably estimated.